Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		25,000,000
Preferred stock, par value (in dollars per share)		$ 1
Common stock, share authorized (in shares)		725,000,000	725,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, share issued (in shares)		100,784,422	100,435,210
Preferred stock, share issued (in shares)		0
Net cash proceeds		$ 0	$ 0	$ 172,930
Common stock conversion (in shares)		1
Minimum Percentage Of Shares Acquired In Exercisable Rights		20.00%
Minimum percentage of common stock acquired by stockholders for higher thresholds		15.00%
Tender Offers [Member]
Class of Stock [Line Items]
Minimum Percentage Of Shares Acquired In Exercisable Rights		20.00%
Continuous Offering Program
Class of Stock [Line Items]
Sale of Stock, Offering Amount	$ 63,000
Teekay Parent | Continuous Offering Program
Class of Stock [Line Items]
Number of shares issued (in shares)			1,100,000
Sale of Stock, Consideration Received Per Transaction			$ 10,700
Common Stock | Teekay Parent
Class of Stock [Line Items]
Number of shares issued (in shares)			10,000,000
Sale of stock (in dollars per share)			$ 9.75
Net cash proceeds			$ 93,000
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 6 months	5 years 6 months	6 years